Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 138,024	$ 82,059
Restricted cash	3,909	2,186
Accounts receivable, net	2,350	1,927
Inventories	5,595	5,769
Prepaid expenses and other current assets	8,132	6,214
Due from related parties	3,860	817
Total current assets	161,870	98,972
NON - CURRENT ASSETS
Vessels in operation	1,155,586	1,112,766
Advances for vessels acquisitions and other additions	10,791	0
Other fixed assets	0	5
Intangible assets - charter agreements	1,467	5,400
Deferred charges, net	16,408	9,569
Other non - current assets	0	948
Restricted cash, net of current portion	5,703	5,827
Total non - current assets	1,189,955	1,134,515
TOTAL ASSETS	1,351,825	1,233,487
CURRENT LIABILITIES
Accounts payable	9,052	9,586
Accrued liabilities	22,916	15,407
Current portion of long - term debt	87,532	64,088
Deferred revenue	9,987	3,118
Due to related parties	109	3,317
Total current liabilities	129,596	95,516
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	809,357	813,130
Intangible liabilities - charter agreements	6,470	8,470
Deferred tax liability	0	9
Total non - current liabilities	815,827	821,609
Total liabilities	945,423	917,125
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Additional paid in capital	565,586	512,379
Accumulated deficit	(159,362)	(196,119)
Total shareholders' equity	406,402	316,362
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,351,825	1,233,487
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common shares	175	90
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common shares	0	9
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY
Preferred shares	0	0
Series C Preferred Shares [Member]
SHAREHOLDERS' EQUITY
Preferred shares	$ 3	$ 3